OTHER ASSETS AND OTHER LIABILITIES (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments:
Receivables	S/ 1,307,187	S/ 1,311,892
Derivatives receivable	1,214,497	1,092,107
Receivables from sale of invesments (h)	271,066	278,580
Operations in process	245,303	110,389
Financial instruments	3,038,053	2,792,968
Non-financial instruments:
Deferred fees	1,039,557	1,056,656
Investment in associates	645,886	628,822
Investment properties, net	466,859	450,929
Income tax prepayments, net	303,838	191,502
Adjudicated assets, net	135,089	143,349
Improvements in leased premises	90,146	112,385
VAT (IGV) tax credit	49,364	75,605
Others	9,198	26,441
Others Non-financial Assets	2,739,937	2,685,689
Total	5,777,990	5,478,657
Financial instruments:
Accounts payable	1,788,956	1,670,525
Derivatives payable	1,205,213	1,040,282
Accounts payable for acquisitions of investments (h)	260,786	311,348
Salaries and other personnel expenses	614,349	760,140
Allowance for indirect loan losses, Note 7	536,863	383,797
Operations in process	72,800	80,734
Other financial liabilities	4,478,967	4,246,826
Non-financial instruments:
Taxes	293,873	644,802
Deferred income tax, Note 18	105,529	134,204
Provision for sundry risks	514,382	359,853	S/ 342,350	S/ 275,841
Others	199,937	229,807
Non financial liabilities	1,008,192	1,234,462
Total other liabilities	S/ 5,487,159	S/ 5,481,288